Acquisition of Tiltan - Schedule of Allocation of the Purchase Price (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2026	Dec. 31, 2024
Schedule of Allocation of the Purchase Price [Line Items]
Net tangible assets acquired	$ (86)
Deferred tax liabilities	(887)
Goodwill	7,688	$ 99,047	$ 0
Assets acquired goodwill and liabilities assumed	14,103
Customer Relationships [Member]
Schedule of Allocation of the Purchase Price [Line Items]
Intangible assets	4,663
Developed technology [Member]
Schedule of Allocation of the Purchase Price [Line Items]
Intangible assets	$ 2,725